Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2023
Commitments And Contingencies [Line Items]
Severance costs		$ 3.1
Construction projects
Commitments And Contingencies [Line Items]
Total commitments		$ 2.3
Illinois Company, Secured Craft Grower Licenses
Commitments And Contingencies [Line Items]
Loans issued	$ 0.2
Groups Identified by State of Illinois, Opportunity To Receive Conditional Adult Use Dispensing Organization Licenses
Commitments And Contingencies [Line Items]
Loans issued	$ 1.0